Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax	INCOME TAX
The composition of income tax expense for the years ended December 31 follows:

	2023	2022	2021
	(In thousands)
Current expense	$14,394	$14,796	$12,506
Deferred expense (benefit)	215	(359)	1,912
Income tax expense	$14,609	$14,437	$14,418
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 21% for 2023, 2022 and 2021 to the income before income tax for the years ended December 31 follows:

	2023	2022	2021
	(In thousands)
Statutory rate applied to income before income tax	$15,472	$16,335	$16,236
Tax-exempt income	(508)	(1,475)	(1,487)
Low income housing tax credit investments	(235)	(134)	(19)
Employee stock ownership plan dividends	(106)	(97)	(89)
Bank owned life insurance	(99)	(140)	(119)
Share-based compensation	(50)	(144)	(184)
Non-deductible meals, entertainment and memberships	77	30	32
Other, net	58	62	48
Income tax expense	$14,609	$14,437	$14,418
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2023	2022
	(In thousands)
Deferred tax assets
Unrealized loss on securities AFS	$13,587	$18,274
Allowance for credit losses	11,478	11,011
Unrealized loss on securities HTM transferred from AFS	4,095	4,843
Property and equipment	1,387	1,909
Incentive compensation	1,174	1,880
Reserve for unfunded lending commitments	1,156	1,067
Lease liabilities	1,074	1,211
Share-based compensation	824	764
Securities premium amortization	814	792
Deferred compensation	551	458
Loss reimbursement on sold loans reserve	259	254
Other than temporary impairment charge on securities available for sale	146	144
Non accrual loan interest income	121	128
Gross deferred tax assets	36,666	42,735
Deferred tax liabilities
Capitalized mortgage loan servicing rights	8,871	8,923
Deferred loan fees	2,271	2,430
Lease right of use asset	1,031	1,164
Purchase premiums, net	602	681
Unrealized gain on derivative financial instruments	47	—
Other	46	42
Gross deferred tax liabilities	12,868	13,240
Deferred tax assets, net (1)	$23,798	$29,495

(1)	Included in accrued income and other assets on the Consolidated Statements of Financial Position.
We assess whether a valuation allowance should be established against our deferred tax assets based on the consideration of all available evidence using a ‘‘more likely than not’’ standard. The ultimate realization of this asset is primarily based on generating future income. We concluded at both December 31, 2023 and 2022, that the realization of substantially all of our deferred tax assets continues to be more likely than not.
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2023	2022	2021
	(In thousands)
Balance at beginning of year	$186	$180	$180
Additions based on tax positions related to the current year	13	13	11
Reductions due to the statute of limitations	(11)	(7)	(11)
Reductions due to settlements	—	—	—
Balance at end of year	$188	$186	$180
If recognized, the entire amount of unrecognized tax benefits, net of $0.04 million of federal tax on state benefits, would affect our effective tax rate. We do not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months. No amounts were expensed for interest and penalties for the years ended December 31, 2023, 2022 and 2021. No amounts were accrued for interest and penalties at December 31, 2023, 2022 and 2021. At December 31, 2023, U.S. Federal tax years 2020 through the present remain open to examination.